UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Muni
New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 04/30/2010

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2010 (Unaudited)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York — 118.6%
Corporate — 13.8%
Jefferson County Industrial Development
Agency New York, Refunding RB, Solid
Waste, Series A, AMT, 5.20%,
12/01/20	$ 500	$ 490,415
New York City Industrial Development
Agency, RB, AMT:
1990 American Airlines Inc. Project,
5.40%, 7/01/20	1,500	1,188,510
British Airways Plc Project, 7.63%,
12/01/32	1,000	988,760
Continental Airlines Inc. Project,
8.38%, 11/01/16	1,000	981,500
New York City Industrial Development
Agency, Refunding RB, Terminal One
Group Association Project, AMT:
5.50%, 1/01/18	1,000	1,048,970
5.50%, 1/01/24	1,000	1,017,930
New York State Energy Research &
Development Authority, RB, Lilco
Project, Series A (NPFGC), 5.15%,
3/01/16	1,000	1,003,550
New York State Energy Research &
Development Authority, Refunding RB:
Brooklyn Union Gas/Keyspan,
Series A, AMT (FGIC), 4.70%,
2/01/24	500	495,470
Rochester Gas & Electric Corp.,
Series C (NPFGC), 5.00%, 8/01/32	1,000	1,036,400
		8,251,505
County/City/Special District/School District — 17.7%
City of New York New York, GO:
Series J, 5.50%, 6/01/13 (a)	500	567,925
Series J (NPFGC), 5.25%, 5/15/18	1,500	1,661,745
Sub-Series F-1 (Syncora), 5.00%,
9/01/22	1,000	1,067,400
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,720,050
Sub-Series I-1, 5.13%, 4/01/25	750	816,270
New York City Industrial Development
Agency, RB, Queens Baseball
Stadium, PILOT (AMBAC), 5.00%,
1/01/31	1,500	1,378,440
New York City Industrial Development
Agency, Refunding RB, New York
Stock Exchange Project, Series A,
4.25%, 5/01/24	500	496,870
Portfolio Abbreviations

	Par
Municipal Bonds	(000)	Value
New York (continued)
County/City/Special District/School District (concluded)
New York City Transitional Finance
Authority, RB:
Fiscal 2007, Series S-1 (NPFGC),
5.00%, 7/15/24	$ 500	$ 534,565
Fiscal 2009, Series S-3, 5.00%,
1/15/23	575	620,804
New York State Dormitory Authority,
Refunding RB, Consolidated Service
Contract, Series A, 4.00%, 7/01/25	750	729,975
United Nations Development Corp. New
York, Refunding RB, Series A, 4.25%,
7/01/24	1,000	1,002,210
		10,596,254
Education — 15.0%
Dutchess County Industrial
Development Agency New York,
Refunding RB, Bard College Civic
Facility, Series A-1, 5.00%, 8/01/22	750	759,960
Nassau County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project,
Series A, 5.00%, 3/01/21	1,000	1,023,740
New York City Industrial Development
Agency, RB, Lycee Francais de New
York Project, Series A (ACA), 5.50%,
6/01/15	500	530,995
New York City Industrial Development
Agency, Refunding RB, Polytechnic
University Project (ACA), 4.70%,
11/01/22	1,000	919,850
New York State Dormitory Authority, RB,
Mount Sinai School of Medicine:
5.50%, 7/01/25	1,000	1,046,830
Series A (NPFGC), 5.15%, 7/01/24	250	257,453
Schenectady County Industrial
Development Agency, Refunding RB,
Union College Project, 5.00%,
7/01/26	1,000	1,057,500
St. Lawrence County Industrial
Development Agency New York, RB,
St. Lawrence University, Series A,
5.00%, 10/01/16	1,500	1,681,395

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	LRB	Lease Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	NPFGC	National Public Finance Guarantee Corp.
CIFG	CDC IXIS Financial Guaranty	PILOT	Payment in Lieu of Taxes
ERB	Education Revenue Bonds	RB	Revenue Bonds
		SONYMA	State of New York Mortgage Agency

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (continued)
Education (concluded)
Suffolk County Industrial Development
Agency, Refunding RB, New York
Institute of Technology Project, 5.25%,
3/01/21	$ 600	$ 612,192
Trust for Cultural Resources, RB:
Carnegie Hall, Series A, 5.00%,
12/01/29	750	784,260
Museum of American Folk Art (ACA),
6.13%, 7/01/30	500	275,415
		8,949,590
Health — 21.3%
Dutchess County Industrial
Development Agency New York, RB,
St. Francis Hospital, Series B, 7.25%,
3/01/19	355	359,061
Erie County Industrial Development
Agency, RB, Episcopal Church Home,
Series A, 5.88%, 2/01/18	1,690	1,690,760
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 4.75%, 12/01/14	335	333,895
New York City Industrial Development
Agency, RB, PSCH Inc. Project, 6.20%,
7/01/20	1,415	1,322,714
New York State Dormitory Authority, RB:
NYU Hospital Center, Series B,
5.25%, 7/01/24	480	495,586
New York State Association for
Retarded Children, Inc., Series A,
5.30%, 7/01/23	450	475,389
North Shore-Long Island Jewish
Health System, Series A, 5.25%,
5/01/25	780	791,310
New York State Dormitory Authority,
Refunding RB:
Lenox Hill Hospital Obligation
Group, 5.75%, 7/01/17	1,305	1,316,771
NYU Hospital Center, Series A,
5.00%, 7/01/16	1,130	1,201,337
North Shore-Long Island Jewish
Health System, Series E, 5.00%,
5/01/22	650	671,411
Saratoga County Industrial Development
Agency New York, Refunding RB, The
Saratoga Hospital Project, Series A
(Radian):
4.38%, 12/01/13	365	382,126
4.50%, 12/01/14	380	395,306
Suffolk County Industrial Development
Agency New York, Refunding RB,
Jeffersons Ferry Project, 4.63%,
11/01/16	800	796,672

	Par
Municipal Bonds	(000)	Value
New York (continued)
Health (concluded)
Tompkins County Industrial
Development Agency New York,
Refunding RB, Continuing Care
Retirement Community, Kendal at
Ithaca Project, Series A-2:
5.75%, 7/01/18	$ 250	$ 250,165
6.00%, 7/01/24	1,000	1,000,310
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series D-1, 6.80%, 7/01/19	515	506,003
Yonkers Industrial Development Agency
New York, RB, Sacred Heart
Associations Project, Series A, AMT
(SONYMA), 4.80%, 10/01/26	750	718,710
		12,707,526
Housing — 12.9%
New York City Housing Development
Corp., RB, The Animal Medical Center,
Series A, 5.50%, 12/01/33	1,615	1,617,681
New York Mortgage Agency, Refunding
RB, AMT:
Homeowner Mortgage, Series 130,
4.75%, 10/01/30	2,500	2,426,725
Series 133, 4.95%, 10/01/21	1,000	1,014,340
Series 143, 4.85%, 10/01/27	500	483,980
New York State Urban Development
Corp., RB, Subordinate Lien,
Corporate Purpose, Series A, 5.13%,
7/01/19	2,000	2,146,640
		7,689,366
State — 14.9%
New York Municipal Bond Bank Agency,
RB, Series C, 5.25%, 12/01/18	2,000	2,158,980
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/30	1,290	1,344,825
New York State Dormitory Authority,
LRB, Municipal Health Facilities,
Sub-Series 2-4, 5.00%, 1/15/27	600	624,474
New York State Dormitory Authority,
Refunding RB, Department of Health,
Series A (CIFG), 5.00%, 7/01/25	1,500	1,540,425
New York State Thruway Authority,
Refunding RB, Series A-1, 5.00%,
4/01/22	1,000	1,109,600
New York State Urban Development
Corp., RB, State Personal Income Tax,
State Facilities, Series A-1 (NPFGC),
5.00%, 3/15/24	485	515,477
New York State Urban Development
Corp., Refunding RB, Service Contract,
Series B, 5.00%, 1/01/21	1,500	1,622,040
		8,915,821

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

APRIL 30, 2010

Schedule of Investments (continued)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Tobacco — 1.8%
Tobacco Settlement Financing Corp.
New York, RB, Asset-Backed,
Series B-1C, 5.50%, 6/01/22	$ 1,000	$ 1,077,870
Transportation — 12.6%
Metropolitan Transportation Authority,
RB (NPFGC):
Series A, 5.00%, 11/15/24	2,000	2,123,540
Series B, 5.25%, 11/15/19	860	959,958
Metropolitan Transportation Authority,
Refunding RB:
Series A (NPFGC), 5.00%,
11/15/25	3,000	3,079,080
Series B, 5.25%, 11/15/25	750	822,495
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.00%, 11/01/23	500	513,265
		7,498,338
Utilities — 8.6%
Long Island Power Authority, Refunding
RB:
General, Series D (NPFGC), 5.00%,
9/01/25	4,000	4,149,120
Series A, 5.50%, 4/01/24	875	960,225
		5,109,345
Total Municipal Bonds in New York		70,795,615
Guam — 4.3%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30,
Series A, 5.38%, 12/01/24	325	329,234
State — 0.3%
Territory of Guam, GO, Series A, 6.00%,
11/15/19	185	191,514
Transportation — 1.7%
Guam International Airport Authority,
Refunding RB, General, Series C,
AMT (NPFGC), 5.25%, 10/01/22	1,000	1,000,020
Utilities — 1.7%
Guam Government Waterworks
Authority, Refunding RB, Water,
6.00%, 7/01/25	1,000	1,021,690
Total Municipal Bonds in Guam		2,542,458
Puerto Rico — 19.4%
Education — 0.8%
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, University Plaza Project,
Series A (NPFGC), 5.00%, 7/01/33	500	487,900

	Par
Municipal Bonds	(000)	Value
Puerto Rico (concluded)
Housing — 3.3%
Puerto Rico Housing Finance Authority,
Refunding RB, Subordinate, Capital
Fund Modernization, 5.13%,
12/01/27	$ 2,000	$ 1,996,460
State — 6.2%
Commonwealth of Puerto Rico, GO,
Public Improvement, Series A, 5.25%,
7/01/16 (a)	615	722,643
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement:
Series A (NPFGC), 5.50%, 7/01/21	1,000	1,064,800
Series A-4 (AGM), 5.25%, 7/01/30	350	364,193
Puerto Rico Municipal Finance Agency,
GO, Series A, 5.25%, 8/01/25	1,000	1,012,260
Puerto Rico Public Buildings Authority,
Refunding RB, Government Facilities,
Series M-3 (NPFGC), 6.00%, 7/01/28	500	525,965
		3,689,861
Transportation — 9.1%
Puerto Rico Highway & Transportation
Authority, RB:
Series Y (AGM), 6.25%, 7/01/21	3,000	3,346,800
Subordinate (FGIC), 5.75%,
7/01/21	2,000	2,057,160
		5,403,960
Total Municipal Bonds in Puerto Rico		11,578,181
U.S. Virgin Islands — 3.3%
Corporate — 1.6%
United States Virgin Islands, Refunding
RB, Senior Secured, Hovensa Coker
Project, AMT, 6.50%, 7/01/21	500	506,520
Virgin Islands Public Finance Authority,
RB, Senior Secured, Hovensa
Refinery, AMT, 4.70%, 7/01/22	500	454,010
		960,530
State — 1.7%
Virgin Islands Public Finance Authority,
RB, Senior Lien, Matching Fund Loan
Note, Series A, 5.25%, 10/01/24	1,000	1,014,510
Total Municipal Bonds in the U.S. Virgin Islands		1,975,040
Total Municipal Bonds – 145.6%		86,891,294

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

APRIL 30, 2010

Schedule of Investments (concluded)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (b)	(000)	Value
New York — 1.4%
County/City/Special District/School District — 1.4%
City of New York New York, GO,
Sub-Series B-1, 5.25%, 9/01/22	$ 750	$ 833,438
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 1.4%		833,438
Total Long-Term Investments
(Cost – $85,735,143) – 147.0% 87,724,732
Short-Term Securities	Shares
CMA New York Municipal Money Fund,
0.00% (c)(d)	796,613	796,613
Total Short-Term Securities
(Cost – $796,613) – 1.4%		796,613
Total Investments
(Cost – $86,531,756*) – 148.4%		88,521,345
Other Assets Less Liabilities – 1.9%		1,156,614
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (0.6)%		(375,144)
Preferred Shares, at Redemption Value – (49.7)%		(29,633,767)
Net Assets Applicable to Common Shares – 100.0% $		59,669,048

* The cost and unrealized appreciation (depreciation) of investments as of

April 30, 2010, as computed for federal income tax purposes, were as

Aggregate follows: cost	$ 86,156,756
Gross unrealized appreciation	$ 2,822,364
Gross unrealized depreciation	(832,775)
Net unrealized appreciation	$ 1,989,589

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.

(c) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Shares Held		Shares Held
	at July 31,		at April 30,
Affiliate	2009	Net Activity	2010	Income
CMA New York
Municipal Money
Fund	1,737,841	(941,228)	796,613	$119

(d) Represents the current yield as of report date.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2010 in determining the fair valuation of the Fund's investments:

Investments in Securities

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Long-Term
Investments[1]	—	$ 87,724,732	—	$ 87,724,732
Short-Term
Securities	$ 796,613	—	—	796,613
Total	$ 796,613	$ 87,724,732	—	$ 88,521,345

1 See above Schedule of Investments for values in each sector.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.

APRIL 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 28, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: June 28, 2010